Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 16,778		¥ 6,323
Less: accumulated depreciation	(5,477)		(3,237)
Property, plant and equipment, net	11,301	$ 1,644	3,086
Computers and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	16,270		5,815
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 508		¥ 508